LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.20%
INVESTMENT COMPANIES–97.20%
Equity Funds–48.45%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	105,840	$ 4,473,972
LVIP SSGA Large Cap 100 Fund	872,686	13,537,101
LVIP SSGA Mid-Cap Index Fund	826,895	12,028,847
LVIP SSGA Nasdaq-100 Index Fund	202,737	2,177,193
LVIP SSGA S&P 500 Index Fund	1,817,557	49,977,369
LVIP SSGA Small-Cap Index Fund	339,326	13,528,567
LVIP T. Rowe Price Growth Stock Fund	132,588	9,302,655
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	106,210	3,782,021
		108,807,725
Fixed Income Funds–17.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	670,171	7,239,184
LVIP Delaware Bond Fund	868,335	12,181,872
LVIP SSGA Bond Index Fund	745,013	8,788,176
LVIP Western Asset Core Bond Fund	1,168,433	12,186,756
		40,395,988
Global Equity Fund–1.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	323,188	3,225,737
		3,225,737
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–29.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	258,584	$ 4,282,926
LVIP MFS International Growth Fund	515,033	11,199,904
LVIP Mondrian International Value Fund	496,007	8,322,013
LVIP SSGA Developed International 150 Fund	572,747	4,960,559
LVIP SSGA Emerging Markets 100 Fund	182,874	1,686,647
LVIP SSGA Emerging Markets Equity Index Fund	1,010,498	13,023,302
LVIP SSGA International Index Fund	2,008,242	22,395,912
		65,871,263
Total Affiliated Investments (Cost $182,720,857)		218,300,713

UNAFFILIATED INVESTMENT–2.80%
INVESTMENT COMPANY–2.80%
Money Market Fund–2.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	6,273,636	6,273,636
Total Unaffiliated Investment (Cost $6,273,636)		6,273,636

TOTAL INVESTMENTS–100.00% (Cost $188,994,493)	224,574,349
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	7,637
NET ASSETS APPLICABLE TO 18,770,144 SHARES OUTSTANDING–100.00%	$224,581,986

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	Australian Dollar	$72,340	$73,986	12/13/21	$—	$(1,646)
3	British Pound	252,656	258,002	12/13/21	—	(5,346)
4	Euro	580,000	592,503	12/13/21	—	(12,503)
3	Japanese Yen	336,788	340,334	12/13/21	—	(3,546)
					—	(23,041)
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	622,800	651,153	12/17/21	—	(28,353)
4	E-mini Russell 2000 Index	440,160	449,171	12/17/21	—	(9,011)
12	E-mini S&P 500 Index	2,578,650	2,689,847	12/17/21	—	(111,197)
3	E-mini S&P MidCap 400 Index	789,960	811,697	12/17/21	—	(21,737)
14	Euro STOXX 50 Index	656,460	673,376	12/17/21	—	(16,916)
3	FTSE 100 Index	285,925	283,906	12/17/21	2,019	—
2	OMXS 30 Index	51,477	53,230	10/15/21	—	(1,753)
1	SPI 200 Index	131,812	132,861	12/16/21	—	(1,049)
2	TOPIX Index	364,886	368,572	12/9/21	—	(3,686)
					2,019	(193,702)
Total Futures Contracts					$2,019	$(216,743)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$218,300,713	$—	$—	$218,300,713
Unaffiliated Investment Company	6,273,636	—	—	6,273,636
Total Investments	$224,574,349	$—	$—	$224,574,349
Derivatives:
Assets:
Futures Contract	$2,019	$—	$—	$2,019
Liabilities:
Futures Contracts	$(216,743)	$—	$—	$(216,743)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.20%@
Equity Funds-48.45%@
✧✧LVIP Delaware Mid Cap Value Fund	$2,103,590	$2,028,584	$161,646	$(1,145)	$504,589	$4,473,972	105,840	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	9,111,824	3,355,720	754,613	4,735	1,819,435	13,537,101	872,686	5,732	—
✧✧LVIP SSGA Mid-Cap Index Fund	8,901,097	3,209,349	1,270,807	43,569	1,145,639	12,028,847	826,895	132,319	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	2,287,724	266,219	8,436	147,252	2,177,193	202,737	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,048,503	12,516,815	12,533,168	576,108	5,369,111	49,977,369	1,817,557	687,648	—
✧✧LVIP SSGA Small-Cap Index Fund	7,327,659	5,934,422	480,097	(9,411)	755,994	13,528,567	339,326	149,667	—
✧✧LVIP T. Rowe Price Growth Stock Fund	7,950,899	2,729,310	2,035,803	50,869	607,380	9,302,655	132,588	488,692	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,193,189	2,182,821	421,787	388	(172,590)	3,782,021	106,210	447,074	—
Fixed Income Funds-17.99%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,674,940	2,707,535	258,783	(215)	115,707	7,239,184	670,171	74,957	—
✧✧LVIP Delaware Bond Fund	8,569,610	4,349,578	469,124	(23,034)	(245,158)	12,181,872	868,335	146,008	—
✧✧LVIP SSGA Bond Index Fund	7,715,341	2,620,748	1,370,530	(52,976)	(124,407)	8,788,176	745,013	33,095	—
✧✧LVIP Western Asset Core Bond Fund	8,587,978	4,401,273	469,124	(13,490)	(319,881)	12,186,756	1,168,433	212,763	—
Global Equity Fund-1.43%@
✧✧LVIP BlackRock Global Real Estate Fund	2,383,032	866,220	379,408	(2,876)	358,769	3,225,737	323,188	86,387	—
International Equity Funds-29.33%@
✧✧LVIP Loomis Sayles Global Growth Fund	3,231,910	1,211,600	320,537	3,080	156,873	4,282,926	258,584	18,208	—
✧✧LVIP MFS International Growth Fund	8,071,679	3,720,472	439,276	(4,359)	(148,612)	11,199,904	515,033	605,682	—
✧✧LVIP Mondrian International Value Fund	6,100,424	2,286,473	631,109	(5,111)	571,336	8,322,013	496,007	57,405	—
✧✧LVIP SSGA Developed International 150 Fund	3,269,058	1,600,523	337,102	55	428,025	4,960,559	572,747	11,720	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,262,323	520,537	194,650	3,621	94,816	1,686,647	182,874	18,651	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,825,196	5,142,660	494,699	(18,519)	(431,336)	13,023,302	1,010,498	84,560	—
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$16,425,177	$5,778,296	$1,012,690	$(5,314)	$1,210,443	$22,395,912	2,008,242	$39,224	$—
Total	$160,753,429	$69,450,660	$24,301,172	$554,411	$11,843,385	$218,300,713		$3,299,792	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–5